Financial instruments (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Summary of Credit Risk Exposures

Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail exposures and product type for retail exposures.

Exposure at default(1)	As at
	July 31, 2019			April 30 2019	October 31 2018
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail
Drawn(2)(3)	$364,762	$62,734	$427,496	$434,552	$425,009
Undrawn commitments	92,883	3,938	96,821	96,803	92,303
Other exposures(4)	93,538	10,595	104,133	107,021	105,232
Total non-retail	$551,183	$77,267	$628,450	$638,376	$622,544
Retail
Drawn(5)	$203,445	$93,647	$297,092	$289,269	$278,605
Undrawn commitments	49,735	–	49,735	48,371	48,085
Total retail	$253,180	$93,647	$346,827	$337,640	$326,690
Total	$804,363	$170,914	$975,277	$976,016	$949,234
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(3)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(4)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(5)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.

Summary of VaR by Risk Factor

The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2019			July 31 2019	April 30 2019	July 31 2018
($ millions)	Average	High	Low
Credit spread plus interest rate	$9.8	$14.4	$7.7	$8.9	$8.5	$7.7
Credit spread	8.1	10.6	5.3	8.7	6.2	6.8
Interest rate	7.2	10.3	5.1	6.3	6.5	7.8
Equities	3.5	7.8	1.0	2.7	4.1	2.7
Foreign exchange	4.0	6.0	2.5	4.2	3.1	3.4
Commodities	2.4	3.5	1.3	3.3	2.6	1.6
Debt specific	3.8	4.8	2.0	3.3	3.7	3.4
Diversification effect	(11.6)	n/a	n/a	(11.3)	(12.0)	(7.3)
Total VaR	$11.9	$15.7	$9.2	$11.1	$10.0	$11.5
Total Stressed VaR	$37.3	$48.9	$26.7	$27.3	$32.0	$41.0

Fair Value of Financial Assets and Liabilities Designated at Fair Value Through Profit or Loss and Changes in Fair Value

The following table presents the fair value of assets and liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value(1)
	As at			For the three months ended				As at
($ millions)	July 31 2019	April 30 2019	July 31 2018	July 31 2019	April 30 2019	July 31 2018	July 31 2019	April 30 2019	July 31 2018
Assets
Investment securities(2)	$13	$14	$15	$–	$–	$–	$–	$–	$–
Liabilities
Senior note liabilities(3)	$11,536	$10,919	$7,652	$(18)	$(774)	$(99)	$(190)	$(172)	$94
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)	Changes in fair value are recorded in non-interest income – other.
(3)

Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest income – trading revenues.

Changes in Fair Value Attributable to Changes in Bank'S Own Credit Risk for Financial Liabilities Designated at Fair Value

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	(1)	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value for the three month period attributable to changes in own credit risk recorded in other comprehensive income	Cumulative changes in fair value due to changes in own credit risk (1)
As at July 31, 2019	$11,346		$11,536	$(190)	$6	$(73)
As at April 30, 2019	$10,747		$10,919	$(172)	$(43)	$(79)
As at July 31, 2018	$7,746		$7,652	$94	$30	$(20)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.

Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption

The following table sets out the fair values of financial instruments of the Bank and excludes non-financial assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2019		April 30, 2019		October 31, 2018
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$45,262	$45,262	$50,121	$50,121	$62,269	$62,269
Trading assets	131,068	131,068	117,140	117,140	100,262	100,262
Financial instruments designated at fair value through profit or loss	13	13	14	14	12	12
Securities purchased under resale agreements and securities borrowed	119,478	119,478	126,090	126,090	104,018	104,018
Derivative financial instruments	36,157	36,157	31,358	31,358	37,558	37,558
Investment securities – other	58,366	58,366	61,214	61,214	57,653	57,653
Investment securities – amortized cost	24,318	24,226	23,820	23,932	20,316	20,743
Loans	595,696	589,243	588,619	583,815	553,758	551,834
Customers’ liability under acceptances	13,923	13,923	12,823	12,823	16,329	16,329
Other financial assets	11,237	11,237	12,761	12,761	10,913	10,913
Liabilities:
Deposits	723,894	722,346	712,949	712,282	674,535	676,534
Financial instruments designated at fair value through profit or loss	11,536	11,536	10,919	10,919	8,188	8,188
Acceptances	13,932	13,932	12,833	12,833	16,338	16,338
Obligations related to securities sold short	25,669	25,669	29,957	29,957	32,087	32,087
Derivative financial instruments	37,307	37,307	33,176	33,176	37,967	37,967
Obligations related to securities sold under repurchase agreements and securities lent	120,555	120,555	124,331	124,331	101,257	101,257
Subordinated debentures	9,314	9,021	7,801	7,554	5,627	5,698
Other financial liabilities	37,532	36,948	38,030	37,601	35,432	34,805

Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis

The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

	As at
	July 31, 2019				April 30, 2019
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(1)	$–	$3,571	$1	$3,572	$–	$3,504	$39	$3,543
Trading assets
Loans	–	14,158	–	14,158	–	13,104	–	13,104
Canadian federal government and government guaranteed debt	13,374	1,557	–	14,931	13,514	1,789	–	15,303
Canadian provincial and municipal debt	–	7,776	–	7,776	–	6,892	–	6,892
US treasury and other US agencies’ debt	12,544	–	–	12,544	10,974	–	–	10,974
Other foreign governments’ debt	6,746	2,981	–	9,727	3,793	2,847	–	6,640
Corporate and other debt	2	10,788	14	10,804	3	9,714	15	9,732
Income funds	40	–	–	40	35	–	–	35
Equity securities	59,987	179	–	60,166	52,830	719	–	53,549
Other(2)	922	–	–	922	911	–	–	911
	$93,615	$41,010	$15	$134,640	$82,060	$38,569	$54	$120,683
Financial assets designated at fair value through profit or loss	$13	$–	$–	$13	$14	$–	$–	$14
Investment securities(3)
Canadian federal government and government guaranteed debt	8,202	2,674	–	10,876	6,350	2,565	–	8,915
Canadian provincial and municipal debt	228	2,690	–	2,918	241	2,763	–	3,004
US treasury and other US agencies’ debt	17,686	488	–	18,174	22,198	507	–	22,705
Other foreign governments’ debt	10,035	9,991	31	20,057	8,284	10,531	31	18,846
Corporate and other debt	261	1,431	19	1,711	188	1,698	16	1,902
Mortgage-backed securities	–	2,461	–	2,461	–	3,787	–	3,787
Equity securities	1,098	260	811	2,169	1,033	246	776	2,055
	$37,510	$19,995	$861	$58,366	$38,294	$22,097	$823	$61,214
Derivative financial instruments
Interest rate contracts	$–	$13,720	$12	$13,732	$–	$10,459	$29	$10,488
Foreign exchange and gold contracts	2	18,971	–	18,973	2	16,773	–	16,775
Equity contracts	837	699	1	1,537	778	890	2	1,670
Credit contracts	–	192	–	192	–	189	–	189
Commodity contracts	43	1,680	–	1,723	8	2,228	–	2,236
	$882	$35,262	$13	$36,157	$788	$30,539	$31	$31,358
Liabilities:
Deposits(4)	$–	$77	$–	$77	$–	$(51)	$–	$(51)
Financial liabilities designated at fair value through profit or loss	–	11,536	–	11,536	–	10,919	–	10,919
Obligations related to securities sold short	22,170	3,499	–	25,669	25,327	4,630	–	29,957
Derivative financial instruments
Interest rate contracts	–	12,786	22	12,808	–	10,580	20	10,600
Foreign exchange and gold contracts	8	19,558	–	19,566	1	16,502	–	16,503
Equity contracts	887	1,647	–	2,534	865	2,629	2	3,496
Credit contracts	–	49	–	49	–	56	–	56
Commodity contracts	–	2,350	–	2,350	–	2,521	–	2,521
	$895	$36,390	$22	$37,307	$866	$32,288	$22	$33,176
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $24,226 (April 30, 2019-$23,932).
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

	As at October 31, 2018
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals(1)	$–	$3,175	$16	$3,191
Trading assets
Loans	–	14,334	–	14,334
Canadian federal government and government guaranteed debt	13,003	–	–	13,003
Canadian provincial and municipal debt	–	10,159	–	10,159
US treasury and other US agencies’ debt	7,164	–	–	7,164
Other foreign governments’ debt	4,610	1,833	–	6,443
Corporate and other debt	3	8,984	18	9,005
Income funds	29	–	–	29
Equity securities	39,513	158	–	39,671
Other(2)	454	–	–	454
	$64,776	$38,643	$34	$103,453
Financial assets designated at fair value through profit or loss	$12	$–	$–	$12
Investment securities (3)
Canadian federal government and government guaranteed debt	6,373	2,518	–	8,891
Canadian provincial and municipal debt	366	3,986	–	4,352
US treasury and other US agencies’ debt	18,472	669	–	19,141
Other foreign governments’ debt	10,457	9,485	48	19,990
Corporate and other debt	732	1,818	13	2,563
Mortgage-backed securities	–	906	–	906
Equity securities	838	263	709	1,810
	$37,238	$19,645	$770	$57,653
Derivative financial instruments
Interest rate contracts	$–	$8,927	$112	$9,039
Foreign exchange and gold contracts	5	22,197	–	22,202
Equity contracts	797	1,556	8	2,361
Credit contracts	–	349	–	349
Commodity contracts	92	3,515	–	3,607
	$894	$36,544	$120	$37,558
Liabilities:
Deposits(4)	$–	$(401)	$–	$(401)
Financial liabilities designated at fair value through profit or loss	–	8,188	–	8,188
Obligations related to securities sold short	24,563	7,524	–	32,087
Derivative financial instruments
Interest rate contracts	–	11,012	74	11,086
Foreign exchange and gold contracts	–	20,537	–	20,537
Equity contracts	1,057	1,884	5	2,946
Credit contracts	–	70	–	70
Commodity contracts	34	3,294	–	3,328
	$1,091	$36,797	$79	$37,967

(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices.
(2)	Represents energy related assets.
(3)	Excludes debt investment securities measured at amortized cost of $20,743.
(4)	These amounts represent embedded derivatives bifurcated from structured notes.

Summary of Changes in Level 3 Instruments Carried at Fair Value

The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2019.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held	(1)
Precious metals	$39	$–	$–	$–	$(38)	$–	$1	$–
	39	–	–	–	(38)	–	1	–
Trading assets
Corporate and other debt	15	–	–	–	(1)	–	14	–
	15	–	–	–	(1)	–	14	–
Investment securities
Other foreign governments’ debt	31	–	–	–	–	–	31	n/a
Corporate and other debt	16	–	3	–	–	–	19	n/a
Equity securities	776	7	8	46	(26)	–	811	7
	823	7	11	46	(26)	–	861	7
Derivative financial instruments – assets
Interest rate contracts	29	(12)	–	–	(5)	–	12	(12)
Equity contracts	2	–	–	–	–	(1)	1	–	(2)
Derivative financial instruments – liabilities
Interest rate contracts	(20)	(7)	–	(1)	6	–	(22)	(7	)(3)
Equity contracts	(2)	–	–	–	–	2	–	–	(2)
	9	(19)	–	(1)	1	1	(9)	(19)
Total	$886	$(12)	$11	$45	$(64)	$1	$867	$(12)
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)

Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)

Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2019 and October 31, 2018:

	As at April 30, 2019
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$14	$–		$–	$25	$ –	$–	$39
Trading assets	18	–		–	–	(7)	4	15
Investment securities	749	5		17	92	(36)	(4)	823
Derivative financial instruments	9	(2)		–	–	–	2	9
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2018
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	(1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Precious metals	$11	$–		$–	$5	$–	$–	$16
Trading assets	20	–		–	–	(2)	–	18
Investment securities	750	9		–	70	(39)	(20)	770
Derivative financial instruments	28	2		–	–	–	11	41
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.